SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)
SEGMENT REPORTING
Number of operating segments | segment	4	4
Total revenue	¥ 85,048,921	$ 12,161,834	¥ 42,069,270
Automation product and software
SEGMENT REPORTING
Total revenue	62,279,498	8,905,850	20,923,759
Equipment, accessories and others
SEGMENT REPORTING
Total revenue	17,289,486	2,472,364	15,684,480
Oilfield environmental protection
SEGMENT REPORTING
Total revenue	¥ 5,479,937	$ 783,620	2,721,894
Platform Outsourcing Services
SEGMENT REPORTING
Total revenue | ¥			¥ 2,739,137